Operating Segments Information - Summary of Revenue from Major Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of products and services [line items]
Operating revenue	$ 12,123,242	$ 371,092,421	$ 290,441,208	$ 274,884,107
Packaging service [member]
Disclosure of products and services [line items]
Operating revenue	5,825,163	178,308,222	126,225,119	125,282,829
Testing service [member]
Disclosure of products and services [line items]
Operating revenue	1,172,924	35,903,202	26,157,277	27,031,750
Electronic components manufacturing service [member]
Disclosure of products and services [line items]
Operating revenue	4,962,116	151,890,384	133,948,016	115,395,130
Other products and services [member]
Disclosure of products and services [line items]
Operating revenue	$ 163,039	$ 4,990,613	$ 4,110,796	$ 7,174,398